Reporting Entity (Details) - Mar. 31, 2025 - Next Finance Tech Co., Ltd ¥ in Millions, $ in Millions	JPY (¥)	USD ($)
Disclosure of detailed information about business combination [line items]
Increase in identifiable intangible assets excluding goodwill | ¥	¥ 250
Increase in deferred tax liabilities | ¥	¥ (79)
Decrease in deferred assets | $		$ 49
Decrease in goodwill | $		$ 122